Accrued Expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued Expenses

Note 8 – Accrued Expenses

Accrued expenses consisted of the following as of March 31, 2024 and December 31, 2023, respectively:

	March 31,2024	December 31, 2023
Accrued payroll and taxes	$38,371	$43,376
Accrued interest	2,038	2,577
Accrued chargebacks	37,694	119,291
Total accrued expenses	$78,103	$165,244

BRANCHOUT FOOD INC.

NOTES TO THE CONDENSED FINANCIAL STATEMENTS

(Unaudited)

Note 11 – Accrued Expenses

Accrued expenses consist of the following:

	December 31,
	2023	2022
Accrued payroll and taxes	$43,376	$40,089
Accrued interest	2,577	602,246
Accrued chargebacks	119,291	46,387
Total accrued expenses	$165,244	$688,722

BRANCHOUT FOOD INC.

NOTES TO FINANCIAL STATEMENTS